DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Statement of Operations from Discontinued Operations
A summary of the Company’s statement of operations from the above discontinued operations for the periods ended June 30, 2019 and 2018 are as following:

	For the six months ended June 30,
	2019	2018

Revenue	$-	$-
Cost of revenue	-	-
GROSS PROFIT	-	-
Selling, general and administrative	-	257
Net loss	-	(257)
Less: Net loss attributable to non-controlling interests	-	123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$(134)